1875 K Street, N.W. Washington, DC 20006-1238

Tel: 202 303 1000 Fax: 202 303 2000

May 2, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason ETF Investment Trust

Post-Effective Amendment No. 85 to Registration Statement on Form N-1A

Securities Act File No. 333-206784

Investment Company Act File No. 811-23096

Ladies and Gentlemen:

On behalf of Legg Mason ETF Investment Trust (the “Trust”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify that the forms of Prospectus and Statement of Additional Information for Western Asset Total Return ETF, a series of the Trust, that would have been filed under Rule 497(c) would not have differed from those filed as part of Post-Effective Amendment No. 85 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A on April 24, 2019. That Amendment became effective on April 29, 2019, pursuant to Rule 485(b) under the 1933 Act.

Any questions or comments on the Amendment should be directed to the undersigned at 202-303-1232.

Very truly yours,

/s/ Neesa P. Sood

Neesa P. Sood

Enclosures

cc:	Susan D. Lively, Legg Mason & Co., LLC

Benjamin J. Haskin, Willkie Farr & Gallagher LLP

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